U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Oppenheimer U.S. Government Trust
          Two World Trade Center
          New York, NY 10048-0203

2. Name of each series or class of funds for which this notice is filed:

          Oppenheimer U.S. Government Trust - Class B

3.   Investment Company Act File Number: 811-3430

     Securities Act File Number: 2-76645

4.   Last day of fiscal year for which this notice is filed:
     8/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       /  /

6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

          769,313        $7,144,526

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

          769,313        $7,144,526

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          26,786         $247,712

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):               $7,144,526
                                                    ------------
     (ii)  Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):     +$247,712
                                                    ------------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                         -$1,359,210
                                                    ------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant to
           rule 24e-2 (if applicable):              +  -0-
                                                    ------------
     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 (line (i), plus
           line (ii), less line (iii), plus line
           (iv)) (if applicable):                   $6,033,028
                                                    ------------
     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):                        x 1/3300
                                                    ------------
     (vii) Fee due (line (i) or line (v) multiplied
           by line (vi)):                           $1,828
                                                    ------------

Instruction: Issuers should complete line (ii), (iii), (iv), and
             (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
             Instructions C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
     Commission's Rule of Informal and Other Procedures (17 CFR
     202.3a).                                                           /x/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          October 22, 1996, Fed Wire #5350


                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                         Oppenheimer U.S. Government Trust


                              /s/ Robert J. Bishop
                         By:_____________________________________
                            Robert J. Bishop, Assistant Treasurer

Date: 10/23/96


cc:  Ronald Feiman, Esq.
     Katherine Feld
     Gloria LaFond








sec\220b.24f

               GORDON ALTMAN BUTOWSKY WEITZEN SHALOV & WEIN
114 West 47th Street                                   New York, N.Y. 10036
Telephone: (212) 626-0800                         Telecopier (212) 626-0799








                              October 25, 1996



Oppenheimer U.S. Government Trust
Two World Trade Center
New York, New York 10048

Ladies and Gentlemen:

          In connection with the public offering of Class B shares of beneficial interest, no par value (the "Shares") of Oppenheimer U.S. Government Trust (the "Fund"), we have examined such records and documents and have made such further investigation and examination as we deemed necessary for the purpose of this opinion.

          It is our opinion that the Shares, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Fund, were legally issued, fully paid and non-assessable by the Fund to the extent set forth in its Prospectus forming part of its Registration Statement under the Securities Act of 1933, as amended.

          We hereby consent to the filing of this opinion with said
Notice.


                              Very truly yours,

                              /s/GORDON ALTMAN BUTOWSKY
                                   WEITZEN SHALOV & WEIN